Associates and Joint Ventures - Schedule of Profit Loss of Associates and Joint Ventures Accounted for Using Equity Method (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue	[1]	£ 25,684	£ 25,776	£ 25,877
Profit from operations		10,234	9,962	9,016
Net finance costs		(1,486)	(1,745)	(1,602)
Profit before taxation		9,163	8,672	7,912
Taxation on ordinary activities		(2,189)	(2,108)	(2,063)
Profit for the year		6,974	6,564	5,849
Non-controlling interests		(173)	(164)	(145)
Post-tax results of associates and joint ventures		415	455	498
Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		7,668	7,001	7,581
Profit from operations		1,911	2,006	2,386
Net finance costs		13	(6)	(7)
Profit before taxation		1,924	2,000	2,379
Taxation on ordinary activities		(499)	(421)	(666)
Profit for the year		1,425	1,579	1,713
Non-controlling interests		(22)	(30)	(27)
Post-tax results of associates and joint ventures		1,403	1,549	1,686
Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		2,164	1,983	2,158
Profit from operations		567	591	704
Net finance costs		2	(2)	(2)
Profit before taxation		569	589	702
Taxation on ordinary activities		(147)	(125)	(196)
Profit for the year		422	464	506
Non-controlling interests		(7)	(9)	(8)
Post-tax results of associates and joint ventures		£ 415	£ 455	£ 498

[1]	Revenue is net of duty, excise and other taxes of £38,595 million, £39,172 million and £39,826 million for the years ended 31 December 2021, 2020 and 2019, respectively.